MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES     TWO WORLD TRADE CENTER,
TRUST                                             NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1998

DEAR SHAREHOLDER:

The U.S. economy continued to expand throughout 1998, albeit not as rapidly as in 1997. During this period employment expanded, income climbed and consumer spending remained resilient. Despite strong economic growth, however, inflation did not materialize, because of turmoil in the Asian and emerging market economies. As a result, the U.S. central bank left interest rates unchanged until late September. We believe that the deflationary trend of Asian and emerging-market economies is likely to help keep inflation in check in the United States well into 1999.

The current inflation environment remains favorable. Members of the Federal Open Market Committee voted to reduce rates in late September and in mid-October; they are expected to do so again to ensure continued economic growth. We will continue to monitor the situation closely.

During the past twelve months, interest rates on long-term U.S. Treasuries were highly volatile, with 30-year bonds ranging in yield between 4.72 percent and
6.25 percent. On October 31, 1998, the 30-year Treasury bond was yielding 5.16 percent, down almost one full percentage point from a year earlier.

PERFORMANCE AND PORTFOLIO

The Fund's performance for the fiscal year ended October 31, 1998, was enhanced by both the declining interest rate environment and late summer's flight to quality into U.S. Treasuries. For the 12-month period the Fund's Class A, B, C and D shares had total returns of 10.75 percent, 10.35 percent, 10.30 percent and 11.30 percent, respectively, versus 11.28 percent for the Lehman Brothers General U.S. Government Index and 8.79 percent for the Lipper General U.S. Government Funds Index. The performance of the Fund's four share classes varies due to differing expense ratios.

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1998, CONTINUED

The Fund ended its fiscal year with net assets in excess of $653 million and a weighted average maturity of approximately 7.8 years. The portfolio continued to be heavily invested in U.S. Treasury notes and bonds with 61 percent of its holdings maturing in 7 to 20 years, and 1 percent maturing in under one year. Approximately 20 percent of the Fund's net assets were invested in mortgage-backed securities issued primarily by the Government National Mortgage Association (GNMA). Eight percent of the portfolio was invested in U.S. agency obligations, with the balance in short-term money market investments.

The accompanying chart illustrates the growth of a hypothetical $10,000 investment in the Fund's Class B shares for the 10-year period ended October 31, 1998, versus similar investments in the issues that comprise the Lehman Brothers General U.S. Government Index and the Lipper General U.S. Government Funds Index.

LOOKING AHEAD

The current investment strategy for the Fund has proven successful in 1998. U.S. economic growth is showing signs of slowing as we look forward to 1999. In the months ahead, adjustments to both the Fund's weighted average maturity and its portfolio composition will be made as conditions warrant and as attractive investment opportunities become available.

We appreciate your ongoing support of Morgan Stanley Dean Witter Federal Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES
TRUST
FUND PERFORMANCE OCTOBER 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000--CLASS B
      ($ in Thousands)

                                    Fund   Lehman(4)  Lipper(5)
October 31, 1988                 $10,000     $10,000    $10,000
October 31, 1989                 $11,232     $11,203    $10,996
October 31, 1990                 $11,841     $11,868    $11,544
October 31, 1991                 $13,418     $13,600    $13,230
October 31, 1992                 $14,566     $15,005    $14,380
October 31, 1993                 $16,319     $16,976    $15,919
October 31, 1994                 $15,190     $16,217    $15,013
October 31, 1995                 $17,603     $18,712    $17,148
October 31, 1996                 $18,271     $19,669    $17,888
October 31, 1997                 $19,713     $21,372    $19,388
October 31, 1998              $21,753(3)     $23,783    $21,093

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------
                CLASS B SHARES*                                     CLASS A SHARES**
-----------------------------------------------      -----------------------------------------------
PERIOD ENDED 10/31/98                                PERIOD ENDED 10/31/98
-------------------------                            -------------------------
1 Year                      10.35%(1)     5.35%(2)   1 Year                      10.75%(1)     6.05%(2)
5 Years                      5.92(1)      5.61(2)    Since Inception (7/28/97)   11.69(1)      7.91(2)
10 Years                     8.08(1)      8.08(2)

                CLASS C SHARES+                                     CLASS D SHARES++
-----------------------------------------------      -----------------------------------------------
PERIOD ENDED 10/31/98                                PERIOD ENDED 10/31/98
-------------------------                            -------------------------
1 Year                      10.30%(1)     9.30%(2)   1 Year                      11.30%(1)
Since Inception (7/28/97)   11.12(1)     11.12(2)    Since Inception (7/28/97)   11.13(1)

------------------------

 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

 (3) Closing value assuming a complete redemption on October 31, 1998.

 (4) The Lehman Brothers General U.S. Government Index is a broad-based measure of all U.S. Government and U.S. Treasury securities. The Index's total return does not include fees, expenses or charges. The Index is unmanaged and should not be considered an investment.

 (5) The Lipper General U.S. Government Funds Index is an equally-weighted performance index of the largest-qualifying funds (based on net assets) in the Lipper General U.S. Government Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

* The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

** The maximum front-end sales charge for Class A is 4.25%.

+ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.

++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1998

PRINCIPAL                              DESCRIPTION
AMOUNT IN                                  AND                                  COUPON
THOUSANDS                             MATURITY DATE                              RATE       VALUE
-----------------------------------------------------------------------------------------------------
           U.S. GOVERNMENT & AGENCY OBLIGATIONS (69.5%)
           U.S. Government Agencies (8.2%)
$ 10,000   Federal Farm Credit Bank 12/20/04..................................   6.55%   $ 10,200,900
  12,000   Federal Home Loan Banks 07/02/12...................................   0.00       4,205,280
   4,400   Federal National Mortgage Assoc. 09/25/07..........................   6.85       4,550,216
   5,000   Federal National Mortgage Assoc. 12/24/07..........................   6.48       5,168,750
  42,000   Resolution Funding Strip 04/15/05-10/15/07.........................   0.00      29,242,740
                                                                                         ------------
                                                                                           53,367,886
                                                                                         ------------

           U.S. Treasury Bonds (60.8%)
  20,000   11/15/15*..........................................................   9.875     30,268,200
  22,000   11/15/12...........................................................  10.375     30,733,780
 186,600   08/15/13*..........................................................  12.00     288,108,534
  30,000   11/15/11...........................................................  14.00      48,160,200
                                                                                         ------------
                                                                                          397,270,714
                                                                                         ------------

           U.S. Treasury Strip (0.5%)
   5,000   02/15/07...........................................................   0.00       3,366,200
                                                                                         ------------

           TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
           (IDENTIFIED COST $398,239,720).............................................    454,004,800
                                                                                         ------------

           MORTGAGE-BACKED SECURITIES (19.6%)
           Federal Home Loan Mortgage Corp. (4.0%)
  16,495   10/01/10...........................................................   9.50      17,515,495
   6,570   10/01/19...........................................................  10.00       7,080,767
   1,657   10/01/18...........................................................  10.50       1,807,777
                                                                                         ------------
                                                                                           26,404,039
                                                                                         ------------

           Federal National Mortgage Assoc. (6.5%)
  10,000   11/01/28+..........................................................   6.00       9,875,000
  14,639   12/01/23...........................................................   6.50      14,744,237
   3,165   12/01/26...........................................................   7.50       3,244,631
   8,262   06/01/25...........................................................   8.00       8,541,118
   4,476   03/01/22...........................................................   8.50       4,659,045
   1,103   02/01/20...........................................................   9.50       1,176,443
     127   03/01/16...........................................................   9.75         136,386
                                                                                         ------------
                                                                                           42,376,860
                                                                                         ------------

           Government National Mortgage Assoc. (9.1%)
  27,062   12/15/22...........................................................   7.00      27,679,649
  20,031   06/15/17...........................................................   7.50      20,638,520
   9,932   12/15/20...........................................................   8.50      10,490,937

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1998, CONTINUED

PRINCIPAL                              DESCRIPTION
AMOUNT IN                                  AND                                  COUPON
THOUSANDS                             MATURITY DATE                              RATE       VALUE
-----------------------------------------------------------------------------------------------------
$    757   05/15/16...........................................................  10.00%   $    826,238
      94   09/15/18...........................................................  11.00         103,970
                                                                                         ------------
                                                                                           59,739,314
                                                                                         ------------

           TOTAL MORTGAGE-BACKED SECURITIES
           (IDENTIFIED COST $124,317,460).............................................    128,520,213
                                                                                         ------------

           SHORT-TERM INVESTMENTS (a) (10.8%)
           U.S. GOVERNMENT & AGENCY OBLIGATIONS
  29,270   Federal Home Loan Mortgage Corp.
             11/02/98-11/12/98................................................  5.10-5.42   29,231,936
  18,000   Federal National Mortgage Assoc. 11/06/98..........................   4.75      17,988,125
  20,000   Tennessee Valley Authority 11/02/98................................   4.75      19,997,363
   3,000   U.S. Treasury Bill 11/12/98........................................   5.258      2,995,355
                                                                                         ------------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $70,212,604)..............................................     70,212,779
                                                                                         ------------

           TOTAL INVESTMENTS
           (IDENTIFIED COST $592,769,784).............................................    652,737,792
                                                                                         ------------

                         DESCRIPTION,
NUMBER OF              EXPIRATION DATE,
CONTRACTS              AND STRIKE PRICE
---------              ----------------

         WRITTEN OPTIONS (b) (0.1%)
         Call options on Treasury bond futures
    200  December/1998/126.........................................................      (650,000)
    100  December/1998/133.........................................................       (18,750)
                                                                                     ----------------

         TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $205,963)........................      (668,750)**
                                                                                     ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1998, CONTINUED

                                                                                                               VALUE
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $592,769,784) (c)........................................................   99.9%    $  652,737,792

TOTAL WRITTEN OPTIONS OUTSTANDING.........................................................   (0.1)          (668,750)

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    0.2          1,197,676
                                                                                            -------   --------------

NET ASSETS................................................................................  100.0%    $  653,266,718
                                                                                            -------   --------------
                                                                                            -------   --------------

---------------------

 * Some of these securities are segregated in connection with open written options, open futures contracts and securities purchased on a forward commitment basis.
** The market value of U.S. Treasury securities pledged to cover written options on futures contracts is $1,118,750.
 + Security purchased on a forward commitment basis with an approximate principal amount. The actual principal will be determined upon settlement.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) Options expire one month prior to the expiration date indicated for Treasury bond futures.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $60,056,443 and the aggregate gross unrealized depreciation is $88,435, resulting in net unrealized depreciation of $59,968,008.

FUTURES CONTRACTS OPEN AT OCTOBER 31, 1998:

                                                                              UNDERLYING
   NUMBER OF                   DESCRIPTION, DELIVERY MONTH,                  FACE AMOUNT     UNREALIZED
   CONTRACTS                             AND YEAR                              AT VALUE         LOSS
--------------------------------------------------------------------------------------------------------
         400     U.S. Treasury Bonds December/1998........................  $   51,562,500   $ (362,500)
                                                                            --------------  ------------
                                                                            --------------  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998

ASSETS:
Investments in securities, at value
  (identified cost $592,769,784)..............................................................  $652,737,792
Cash..........................................................................................       205,519
Receivable for:
    Interest..................................................................................    10,017,532
    Shares of beneficial interest sold........................................................     2,366,200
    Principal paydowns........................................................................       560,970
Prepaid expenses and other assets.............................................................        68,365
                                                                                                ------------
     TOTAL ASSETS.............................................................................   665,956,378
                                                                                                ------------
LIABILITIES:
Written call options outstanding, at value (premiums received $205,963).......................       668,750
Payable for:
    Investments purchased.....................................................................     9,876,145
    Shares of beneficial interest repurchased.................................................       547,815
    Plan of distribution fee..................................................................       469,162
    Variation margin on futures contracts.....................................................       337,500
    Investment management fee.................................................................       305,756
    Dividends to shareholders.................................................................       300,229
    Options purchased.........................................................................        24,055
Accrued expenses and other payables...........................................................       160,248
                                                                                                ------------
     TOTAL LIABILITIES........................................................................    12,689,660
                                                                                                ------------
     NET ASSETS...............................................................................  $653,266,718
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $641,992,994
Net unrealized appreciation...................................................................    58,738,112
Accumulated net realized loss.................................................................   (47,464,388)
                                                                                                ------------
     NET ASSETS...............................................................................  $653,266,718
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................    $4,893,727
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       499,626
     NET ASSET VALUE PER SHARE................................................................         $9.79
                                                                                                ------------
                                                                                                ------------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)........................................        $10.22
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $639,212,484
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    65,732,418
     NET ASSET VALUE PER SHARE................................................................         $9.72
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................    $7,204,246
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       735,359
     NET ASSET VALUE PER SHARE................................................................         $9.80
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................    $1,956,261
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       201,911
     NET ASSET VALUE PER SHARE................................................................         $9.69
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1998

NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $47,209,827
                                                                                                 -----------

EXPENSES
Plan of distribution fee (Class A shares)......................................................        6,915
Plan of distribution fee (Class B shares)......................................................    5,200,730
Plan of distribution fee (Class C shares)......................................................       27,553
Investment management fee......................................................................    3,403,780
Transfer agent fees and expenses...............................................................      527,283
Custodian fees.................................................................................       81,956
Shareholder reports and notices................................................................       72,434
Professional fees..............................................................................       70,006
Registration fees..............................................................................       56,791
Trustees' fees and expenses....................................................................       18,983
Other..........................................................................................       22,755
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    9,489,186
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................   37,720,641
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments................................................................................      140,594
    Futures contracts..........................................................................   (1,128,069)
    Options written............................................................................    1,694,186
                                                                                                 -----------

     NET GAIN..................................................................................      706,711

Net change in unrealized appreciation..........................................................   22,700,373
                                                                                                 -----------

     NET GAIN..................................................................................   23,407,084
                                                                                                 -----------

NET INCREASE...................................................................................  $61,127,725
                                                                                                 -----------
                                                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     FOR THE YEAR         FOR THE YEAR
                                                                                        ENDED                ENDED
                                                                                   OCTOBER 31,1998     OCTOBER 31, 1997*
-------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...........................................................      $  37,720,641        $  42,168,046
Net realized gain...............................................................            706,711              690,276
Net change in unrealized appreciation...........................................         22,700,373            5,646,142
                                                                                  ------------------   ------------------

     NET INCREASE...............................................................         61,127,725           48,504,464
                                                                                  ------------------   ------------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares..................................................................           (189,298)             (28,596)
Class B shares..................................................................        (37,280,239)         (42,134,728)
Class C shares..................................................................           (191,250)              (4,477)
Class D shares..................................................................            (59,854)                (245)
                                                                                  ------------------   ------------------

     TOTAL DIVIDENDS............................................................        (37,720,641)         (42,168,046)
                                                                                  ------------------   ------------------
Net increase (decrease) from transactions in shares of beneficial interest......          3,969,420         (100,380,918)
                                                                                  ------------------   ------------------

     NET INCREASE (DECREASE)....................................................         27,376,504          (94,044,500)

NET ASSETS:
Beginning of period.............................................................        625,890,214          719,934,714
                                                                                  ------------------   ------------------

     END OF PERIOD..............................................................      $ 653,266,718        $ 625,890,214
                                                                                  ------------------   ------------------
                                                                                  ------------------   ------------------

---------------------

 *   Class A, Class B and Class C shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Federal Securities Trust (the "Fund"), formerly Dean Witter Federal Securities Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to earn a high level of current income. The Fund commenced operations on March 31, 1987. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) futures contracts are valued at the latest sale price as of the close of the commodities exchange on which it trades unless the Trustees determine that such price does not reflect their market value, in which case it will be valued at fair value as determined by the Trustees; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that the sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTIONS AND FUTURES -- (1) Written options on debt obligations: When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option; (2) Purchased options on debt obligations: When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid; (3) Options on futures contracts: The Fund is required to deposit cash, U.S. Government securities or other liquid portfolio securities as "initial margin" and "variation margin" with respect to written call and put options on futures contracts. If a written

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

option expires, the Fund realizes a gain. If a written call or put option is exercised, the premium received will decrease or increase the unrealized loss or gain on the futures contract. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying futures contract and the liability related to such option is extinguished; (4) Futures contracts: A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

Fund's net assets determined at the close of each business day: 0.55% to the portion of daily net assets not exceeding $1 billion; 0.525% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.50% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.475% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.45% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.425% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.40% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.375% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.35% to the portion of daily net assets exceeding $12.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $22,724,037 at October 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $13,094, $473,113 and $2,026, respectively and received $25,619 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

Purchases and sales/prepayments of portfolio securities, excluding short-term investments, for the year ended October 31, 1998 were $77,082,599 and $109,372,764, respectively.

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

Transactions in written options for the year ended October 31, 1998 were as follows:

                                                                    CONTRACTS     PREMIUMS
                                                                   -----------   -----------
Option contracts written, outstanding at beginning of the
 period..........................................................         200    $    95,642
Options written..................................................      11,551      6,454,664
Options closed...................................................     (10,001)    (5,785,302)
Options exercised................................................        (850)      (448,508)
Options expired..................................................        (600)      (110,533)
                                                                   -----------   -----------
Option contracts written, outstanding at end of the period.......         300    $   205,963
                                                                   -----------   -----------
                                                                   -----------   -----------

For the year ended October 31, 1998, the Fund incurred brokerage commissions with DWR for transactions executed and for clearing options and futures transactions, on behalf of the Fund in the amount of $450 and $4,339, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $3,800.

The Fund has unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,657. At October 31, 1998, the Fund had an accrued pension liability of $51,159 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

During the year ended October 31, 1998, the Fund utilized approximately $1,750,000 of its net capital loss carryover. At October 31, 1998, the Fund had a net capital loss carryover of approximately $35,668,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:

       AMOUNT IN THOUSANDS
---------------------------------
  2000        2002        2004
---------  -----------  ---------
$   3,854  $    31,124  $     690
---------  -----------  ---------
---------  -----------  ---------

At October 31, 1998, the Fund was required for Federal income tax purposes to defer approximately $11,816,000 of realized losses on certain closed options and futures contracts.

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

As of October 31, 1998, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on straddles and permanent book/tax differences attributable to an expired capital loss carryover. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and accumulated net realized loss was credited $5,115,395.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                          ENDED
                                                                         OCTOBER 31, 1998              OCTOBER 31, 1997*
                                                                   ----------------------------   ---------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   -------------
CLASS A SHARES
Sold.............................................................      494,041   $    4,730,315       227,350   $   2,100,734
Reinvestment of dividends........................................       17,202          164,344         2,813          26,335
Redeemed.........................................................     (228,754)      (2,193,283)      (13,026)       (121,600)
                                                                   -----------   --------------   -----------   -------------
Net increase - Class A...........................................      282,489        2,701,376       217,137       2,005,469
                                                                   -----------   --------------   -----------   -------------
CLASS B SHARES
Sold.............................................................   11,059,549      105,850,540     5,820,412      53,293,625
Reinvestment of dividends........................................    2,135,874       20,213,190     2,488,705      22,774,438
Redeemed.........................................................  (14,006,213)    (132,953,963)  (19,576,326)   (179,236,735)
                                                                   -----------   --------------   -----------   -------------
Net decrease - Class B...........................................     (810,790)      (6,890,233)  (11,267,209)   (103,168,672)
                                                                   -----------   --------------   -----------   -------------
CLASS C SHARES
Sold.............................................................      698,033        6,700,213        80,710         753,751
Reinvestment of dividends........................................       14,425          138,550           270           2,532
Redeemed.........................................................      (53,457)        (517,787)       (4,622)        (42,939)
                                                                   -----------   --------------   -----------   -------------
Net increase - Class C...........................................      659,001        6,320,976        76,358         713,344
                                                                   -----------   --------------   -----------   -------------
CLASS D SHARES
Sold.............................................................      203,672        1,924,311         7,413          68,718
Reinvestment of dividends........................................        5,200           49,434            24             223
Redeemed.........................................................      (14,398)        (136,444)      --             --
                                                                   -----------   --------------   -----------   -------------
Net increase - Class D...........................................      194,474        1,837,301         7,437          68,941
                                                                   -----------   --------------   -----------   -------------
Net increase (decrease) in Fund..................................      325,174   $    3,969,420   (10,966,277)  $(100,380,918)
                                                                   -----------   --------------   -----------   -------------
                                                                   -----------   --------------   -----------   -------------

---------------------

 * For Class A, C and D shares, for the period July 28, 1997 (issue date) through October 31, 1997.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, or in the case of written options, to close out long or short positions in futures contracts, the Fund may enter into written options on interest rate futures and interest rate futures contracts ("derivative instruments").

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

These derivative instruments involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or currencies.

At October 31, 1998, the Fund had outstanding written options on interest rate futures and interest rate futures used to manage interest rate and market exposure on portfolio positions or anticipated positions in U.S. Government securities.

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                                    -----------------------------------------------------------
                                                     1998         1997*        1996         1995         1994
---------------------------------------------------------------------------------------------------------------

CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period...........     $  9.36      $  9.25      $  9.49      $  8.74      $ 10.03
                                                    -------      -------      -------      -------      -------

Income (loss) from investment operations:
   Net investment income.......................        0.58         0.59         0.59         0.59         0.60
   Net realized and unrealized gain (loss).....        0.36         0.11        (0.25)        0.75        (1.28)
                                                    -------      -------      -------      -------      -------

Total income (loss) from investment
 operations....................................        0.94         0.70         0.34         1.34        (0.68)
                                                    -------      -------      -------      -------      -------

Less dividends from net investment income......       (0.58)       (0.59)       (0.58)       (0.59)       (0.61)
                                                    -------      -------      -------      -------      -------

Net asset value, end of period.................     $  9.72      $  9.36      $  9.25      $  9.49      $  8.74
                                                    -------      -------      -------      -------      -------
                                                    -------      -------      -------      -------      -------

TOTAL RETURN+..................................       10.35%        7.89%        3.79%       15.89%       (6.92)%

RATIOS TO AVERAGE NET ASSETS:

Expenses.......................................        1.54%(1)     1.53%        1.53%        1.52%        1.52%

Net investment income..........................        6.09%(1)     6.41%        6.31%        6.53%        6.56%

SUPPLEMENTAL DATA:

Net assets, end of period, in millions.........        $639         $623         $720         $829         $841

Portfolio turnover rate........................          13%          12%          10%           7%          18%

---------------------

 *     Prior to July 28, 1997, the Fund issued one class of shares. All shares of the
       Fund held prior to that date have been designated Class B shares.
 +     Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                          FOR THE YEAR      JULY 28, 1997*
                                                                             ENDED             THROUGH
                                                                        OCTOBER 31, 1998   OCTOBER 31, 1997
-----------------------------------------------------------------------------------------------------------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $  9.45            $  9.26
                                                                              -----              -----
Income from investment operations:
   Net investment income..............................................         0.64               0.16
   Net realized and unrealized gain...................................         0.34               0.19
                                                                              -----              -----
Total income from investment operations...............................         0.98               0.35
                                                                              -----              -----
Less dividends from net investment income.............................        (0.64)             (0.16)
                                                                              -----              -----
Net asset value, end of period........................................      $  9.79            $  9.45
                                                                              -----              -----
                                                                              -----              -----
TOTAL RETURN+.........................................................        10.75%              3.78%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.93%(3)           0.92%(2)
Net investment income.................................................         6.70%(3)           6.60%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $4,894             $2,051
Portfolio turnover rate...............................................           13%                12%

CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $  9.44            $  9.26
                                                                              -----              -----
Income from investment operations:
   Net investment income..............................................         0.58               0.15
   Net realized and unrealized gain...................................         0.36               0.18
                                                                              -----              -----
Total income from investment operations...............................         0.94               0.33
                                                                              -----              -----
Less dividends from net investment income.............................        (0.58)             (0.15)
                                                                              -----              -----
Net asset value, end of period........................................      $  9.80            $  9.44
                                                                              -----              -----
                                                                              -----              -----
TOTAL RETURN+.........................................................        10.30%              3.54%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.54%(3)           1.52%(2)
Net investment income.................................................         6.09%(3)           5.86%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $7,204               $721
Portfolio turnover rate...............................................           13%                12%

---------------------

 *     The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                          FOR THE YEAR      JULY 28, 1997*
                                                                             ENDED             THROUGH
                                                                        OCTOBER 31, 1998   OCTOBER 31, 1997
-----------------------------------------------------------------------------------------------------------

CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $  9.33            $  9.26
                                                                              -----              -----

Income from investment operations:
   Net investment income..............................................         0.66               0.17
   Net realized and unrealized gain...................................         0.36               0.07
                                                                              -----              -----

Total income from investment operations...............................         1.02               0.24
                                                                              -----              -----

Less dividends from net investment income.............................        (0.66)             (0.17)
                                                                              -----              -----

Net asset value, end of period........................................      $  9.69            $  9.33
                                                                              -----              -----
                                                                              -----              -----

TOTAL RETURN+.........................................................        11.30%              2.62%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses..............................................................         0.69%(3)           0.63%(2)

Net investment income.................................................         6.94%(3)           6.40%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands...............................       $1,956                $69

Portfolio turnover rate...............................................           13%                12%

---------------------

 *     The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES
TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Federal Securities Trust (the "Fund"), formerly Dean Witter Federal Securities Trust, at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
DECEMBER 7, 1998

TRUSTEES                                            Morgan Stanley Dean Witter
                                                    Federal
Michael Bozic                                       Securities Trust
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS                                            [PHOTO]

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Barry Fink
Vice President, Secretary and General Counsel
Rajesh K. Gupta
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS                             ANNUAL REPORT
                                                    OCTOBER 31, 1998
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.